UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth and Income Fund

Portfolio of Investments

July 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 27.8%
Capital Markets - 5.0%
Bank of New York Mellon Corp.	1,183,046	$50,338,607
Franklin Resources, Inc.	120,500	15,348,085
Lehman Brothers Holdings, Inc. (a)	478,200	29,648,400
Merrill Lynch & Co., Inc. (a)	1,029,200	76,366,640
Northern Trust Corp.	557,900	34,846,434

		206,548,166

Commercial Banks - 2.5%
Wachovia Corp. (a)	410,500	19,379,705
Wells Fargo & Co. (a)	2,125,000	71,761,250
Zions Bancorporation (a)	175,000	13,046,250

		104,187,205

Diversified Financial Services - 8.1%
Bank of America Corp.	1,647,500	78,124,450
Citigroup, Inc.	2,525,300	117,603,221
JPMorgan Chase & Co.	3,183,200	140,092,632

		335,820,303

Insurance - 10.3%
ACE Ltd.	1,131,200	65,292,864
Allstate Corp.	150,000	7,972,500
American International Group, Inc.	2,661,000	170,782,980
Axis Capital Holdings Ltd.	2,864,000	105,538,400
Loews Corp.	1,096,300	51,964,620
Willis Group Holdings Ltd.	600,000	24,354,000

		425,905,364

Thrifts & Mortgage Finance - 1.9%
Federal National Mortgage Association	1,276,800	76,403,712

		1,148,864,750

Health Care - 16.5%
Health Care Equipment & Supplies - 1.7%
Alcon, Inc. (a)	75,700	10,333,050
Becton Dickinson & Co.	797,900	60,927,644

		71,260,694

Health Care Providers & Services - 9.6%
Aetna, Inc.	1,030,900	49,555,363
Laboratory Corp. of America Holdings (a)(b)	975,200	72,018,520
Medco Health Solutions, Inc. (b)	200,000	16,254,000
UnitedHealth Group, Inc.	2,543,050	123,159,912
WellPoint, Inc. (a)(b)	1,779,300	133,661,016

		394,648,811

Pharmaceuticals - 5.2%
Eli Lilly & Co. (a)	1,150,000	62,203,500
Merck & Co., Inc. (a)	965,000	47,912,250
Schering-Plough Corp.	1,100,000	31,394,000
Wyeth (a)	1,539,100	74,677,132

		216,186,882

		682,096,387

Consumer Staples - 15.3%
Beverages - 0.9%
PepsiCo, Inc.	593,300	38,932,346

Food & Staples Retailing - 4.2%
CVS Caremark Corp.	1,100,000	38,709,000
Safeway, Inc.	2,193,900	69,919,593
Walgreen Co. (a)	1,493,900	66,000,502

		174,629,095

Food Products - 1.9%
Campbell Soup Co. (a)	1,030,300	37,945,949
Kellogg Co.	774,400	40,121,664

		78,067,613

Household Products - 4.3%
Procter & Gamble Co.	2,850,000	176,301,000

Tobacco - 4.0%
Altria Group, Inc.	1,430,200	95,065,394
Loews Corp. - Carolina Group	900,000	68,211,000

		163,276,394

		631,206,448

Information Technology - 10.5%
Communications Equipment - 1.5%
Cisco Systems, Inc. (b)	2,100,900	60,737,019

Computers & Peripherals - 4.1%
International Business Machines Corp.	287,100	31,767,615
Sun Microsystems, Inc. (a)(b)	27,352,800	139,499,280

		171,266,895

IT Services - 2.2%
Accenture Ltd.-Class A (a)	1,550,000	65,301,500
Fiserv, Inc. (a)(b)	502,200	24,818,724

		90,120,224

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	303,600	7,171,032
International Rectifier Corp. (a)(b)	769,300	28,241,003

		35,412,035

Software - 1.8%
Microsoft Corp.	2,608,500	75,620,415

		433,156,588

Energy - 7.1%
Energy Equipment & Services - 0.3%
Nabors Industries Ltd. (a)(b)	425,000	12,427,000

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	892,900	76,128,654
Exxon Mobil Corp. (a)	1,288,300	109,672,979
Noble Energy, Inc.	236,700	14,471,838
Total SA (ADR)	997,500	78,413,475

		278,686,946

		291,113,946

Industrials - 6.4%
Aerospace & Defense - 0.9%
United Technologies Corp.	510,800	37,273,076

Electrical Equipment - 3.8%
Emerson Electric Co.	3,309,600	155,782,872

Industrial Conglomerates - 1.7%
General Electric Co.	1,850,000	71,706,000

		264,761,948

Consumer Discretionary - 6.3%
Diversified Consumer Services - 0.1%
Apollo Group, Inc.-Class A (b)	36,600	2,163,426

Hotels Restaurants & Leisure - 0.7%
McDonald’s Corp.	610,000	29,200,700

Media - 5.2%
Comcast Corp.-Class A (b)	1,100,000	28,897,000
News Corp.-Class A	1,808,600	38,197,632
Omnicom Group, Inc. (a)	230,000	11,930,100
Time Warner, Inc. (a)	6,400,000	123,264,000
Viacom, Inc.-Class B (b)	325,300	12,458,990

		214,747,722

Multiline Retail - 0.3%
Kohl’s Corp. (b)	236,300	14,367,040

		260,478,888

Telecommunication Services - 4.7%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	3,255,500	127,485,380
Verizon Communications, Inc.	1,545,400	65,864,948

		193,350,328

Materials - 2.2%
Chemicals - 2.2%
Air Products & Chemicals, Inc. (a)	1,062,400	91,759,488

Utilities - 1.0%
Electric Utilities - 0.2%
The Southern Co.	293,500	9,873,340

Independent Power Producers & Energy Traders - 0.8%
The AES Corp. (b)	1,562,700	30,707,055

Multi-Utilities - 0.0%
PG&E Corp.	11,000	470,910

		41,051,305

Total Common Stocks (cost $3,338,995,355)		4,037,840,076

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $46,780,832)	46,780,832	46,780,832

Total Investments Before Security Lending Collateral - 99.0% (cost $3,385,776,187)		4,084,620,908

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -11.1%
Short-Terms - 11.1%
UBS Private Money Market Fund, LLC (cost $458,952,472)	458,952,472	458,952,472

Total Investments - 110.1% (cost $3,844,728,659)		4,543,573,380
Other assets less liabilities - (10.1)%		(416,267,918)

Net Assets - 100.0%		$4,127,305,462

(a)	Represents entire or partial securities out on loan.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

Glossary:

ADR                    -        American Depositary Receipt

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 24, 2007